RISK MANAGEMENT (Details 17) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 15,833,017	$ 15,523,123
Money market transactions	2,897,793	2,642,521
Cash and cash equivalents	18,730,810	18,165,644	$ 20,460,245	$ 18,805,577
High quality liquid assets [Member]
Cash	15,370,693	14,793,855
Short-term investments, classified as cash equivalents	9,268,481	7,963,343
Other liquid assets [Member]
Money market transactions	1,867,576	1,617,158
Liquid assets [Member]
Cash and cash equivalents	$ 26,506,750	$ 24,374,356